Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Net loss	$ 678	$ 678	$ 963
Total recognized in accumulated other comprehensive income	$ 678	$ 678	$ 963	$ 853